INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES, NET
Schedule of Inventories

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	97,266	49,395
Work in process	130,536	75,389
Finished goods	794,121	477,904
Inventories, net	1,021,923	602,688